Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The Company has determined that its key management personnel consist of the Company’s officers and directors.

	Nine months ended	Nine months ended
	September 30, 2020	September 30, 2019
Accounting fees (included in professional)	$15,084	$76,275
Consulting fees	-	86,518
Total	$15,084	$162,793

The Company has determined that its key management personnel consist of the Company’s officers and directors.

	Year ended	Year ended
	31-Dec-2019	31-Dec-2018
Accounting fees (included in professional)	$75,923	$68,405
Consulting fees	$90,436	$89,720
Total	$166,359	$158,125